Note 5 - Accrued Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Mar. 31, 2014	Dec. 31, 2013	Apr. 07, 2009
Details
Probable liquidated damages		$ 85,738	$ 85,738
Liquidated damages				1,800,000	[1]
Liquid Damages 2 Percent of Gross Proceeds				$ 1,800,000
Holder Entitled Price Per Share	$ 47.32
Liquidated Damages Payment Per Share Amount	$ 1.00

[1]	December 31, 2009, the Company's registration statement covering the securities was declared effective by the SEC. Each holder is entitled to $47.32 per share owned. The Company has resolved to pay the liquidated damages in shares of Common Stock valued at $1.00 per share, pursuant to the terms and provisions of the Certificate of Designation, Preferences and Rights of Series A Convertible Preferred Stock.